Related parties (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Vessel	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Related parties transactions [Abstract]
Ownership interest percentage	50.00%	50.00%
Goodwood [Member]
Related parties transactions [Abstract]
Ownership interest percentage	50.00%
Number of vessels technically managed by related party | Vessel	24
Technical management fees paid | $	$ 3,300	$ 3,305	$ 3,031